Acquisition - Business Acquisition Adjustment in Assets and Liabilities (Detail) - A S V Holding LLC $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Recorded liabilities that existed at acquisition date that had not been recorded	$ 115
Adjustment to reduce the value of certain inventory based on obtaining additional information	460
Eliminate value assigned to fixed assets determined not to exist at date of acquisition	262
Increase reserves for potential product liability suits based on additional information	3,199
Adjustment to reserves for workers compensation claims based on additional information	69
Adjustment to taxes payable to match actual tax liability	(270)
Total	$ 3,835